Decommissioning Liabilities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation Disclosure [Line Items]
Estimated reclamation discount rate	2.90%	1.80%
Closure cost obligations discount rate	10.50%	10.50%
Decommissioning liability	$ 134.0	$ 114.9
Bottom of range
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	1.90%	1.90%
Top of range
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	9.50%	9.50%